Taxes (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017
Income Tax Disclosure [Abstract]
Schedule of effective tax rates
	For the six months ended March 31,
	2018	2017
Statutory PRC income tax rate	25.00%	25.00%
Effect of income tax exemption on certain income	(27.90%)	(24.00%)
Changes of deferred tax assets valuation allowances	3.03%	—
Total	0.13%	1.00%

	For the years ended September 30,
	2017	2016
Statutory PRC income tax rate	25.00%	25.00%
Effect of income tax exemption on certain income	(23.99%)	(20.33%)
Permanent difference	0.01%	0.05%
Changes of deferred tax assets valuation allowances	(0.86%)	5.72%
Total	0.16%	10.44%

Schedule of provision for income tax
	For the six months ended March 31,
	2018	2017
Current	$1,591	$7,870
Deferred	—	—
Total	$1,591	$7,870

	For the years ended September 30,
	2017	2016
Current	$5,793	$31,119
Deferred	—	238,248
Total	$5,793	$269,367

Schedule of components of deferred tax
	March 31, 2018	September 30, 2017
Net operating loss carryforwards	$169,550	$160,016
Valuation allowance	(169,550)	(160,016)
Total	$—	$—

	September 30, 2017	September 30, 2016
Net operating loss carryforwards	$160,016	$159,649
Valuation allowance	(160,016)	(159,649)
Total	$—	$—